Intangible Assets - Disclosure of Impairment of Intangible Assets (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 6,849	$ 3,867
FOH License [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	1,914
Naked Patents & Licence [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	123
Patents & Licence [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	2,037
Brands - Naked [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	2,130		696
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 202		$ 64